Accounts receivable, net (Details Narrative) - USD ($)	3 Months Ended	9 Months Ended
	Mar. 31, 2024	Mar. 31, 2024
Receivables [Abstract]
SEC Schedule, 12-09, Valuation Allowances and Reserves, Period Increase (Decrease)	$ 0	$ 0